Basic and Diluted Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Consolidated Statements of Comprehensive Loss
Schedule of Basic and Diluted Loss Per Share
	2021	2020
Loss attributable to shareholders	$31,542	$63,872
Weighted average number of shares outstanding (000s)	521,459	473,668